Product Warranty (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Guarantor Obligations [Line Items]
Balance at beginning of the year	$ 146	$ 138	$ 193
Provision during the year	77	79	106
Reversal during the year	(148)	(66)	(157)
Exchange difference	2	(5)	(4)
Balance at end of the year	$ 77	$ 146	$ 138